Schedule of components of deferred tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Deferred Tax Liabilities Recognized in profit (loss)	$ 1,676	$ (210)
Deferred Tax Liabilities Recognized in OCI	(2)	16
Deferred Tax Assets Beginning Balance	800	1,010
Deferred Tax Assets Ending Balance	2,474	800
Deferred Tax Liabilities Beginning Balance	(800)	(1,010)
Deferred Tax Liabilities Income Recognised In Profit Or Loss	377	210
Deferred Tax Liabilities Beginning Balance	(407)	(800)
Net Deferred tax asset (liability) Beginning balance	0	0
Net Deferred tax asset (liability) Recognized in profit (loss)	2,053	0
Net Deferred tax asset (liability) Recognized in OCI	14
Net Deferred tax asset (liability) Ending balance	2,067	0
US net Operating Losses [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets recognized beginning	348	408
Deferred tax assets recognized ending	290	348
Property Plant And Equipments [Member]
IfrsStatementLineItems [Line Items]
Deferred Tax Liabilities beginning balance	(801)	(999)
Deferred Tax Liabilities ending balance	(407)	(801)
Canadian Non Capital Loss Carry Forwards [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets recognized beginning	452	602
Deferred Tax Liabilities Recognized in profit (loss)	1,734	(150)
Deferred Tax Liabilities Recognized in OCI	(2)
Deferred tax assets recognized ending	2,184	452
US net Operating Losses [Member]
IfrsStatementLineItems [Line Items]
Deferred Tax Liabilities Recognized in profit (loss)	(58)	(60)
Deferred Tax Liabilities Recognized in OCI	0
Unrealized Foreign Exchange [Member]
IfrsStatementLineItems [Line Items]
Deferred Tax Liabilities Recognized in profit (loss)	(1)	12
Deferred Tax Liabilities Recognized in OCI	0
Deferred Tax Liabilities beginning balance	1	(11)
Deferred Tax Liabilities ending balance	0	1
Property Plant And Equipments [Member]
IfrsStatementLineItems [Line Items]
Deferred Tax Liabilities Recognized in profit (loss)	378	$ 198
Deferred Tax Liabilities Recognized in OCI	$ 16